Dividends declared and paid (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Dividends Declared and Paid

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000

Declared and paid during the year
Dividends on ordinary shares:
Final dividend paid in 2017: US$0.90 per share (2016: US$0.85 per share)	221,549	248,844	39,316

Dividend paid in cash	118,193	235,947	37,278
Dividend paid in shares (Note 24)	103,356	12,897	2,038

	221,549	248,844	39,316